NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Nature Of Operations And Going Concern
Working capital	$ 5,033		$ 2,862
Net loss	3,720	$ 2,436
Cash in operations	450	3,555
Revenues	$ 13,234	$ 2,649